Consolidated Quarterly Holdings Report
for
Fidelity® OTC Portfolio
April 30, 2026
OTC-NPRT3-0626
1.800345.122
Common Stocks - 98.0%
	Shares	Value ($)
BELGIUM - 0.5%
Health Care - 0.5%
Pharmaceuticals - 0.5%
UCB SA (a)	670,600	181,965,889
BRAZIL - 0.0%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
MercadoLibre Inc (a)	5,269	9,445,367
CANADA - 0.3%
Information Technology - 0.2%
IT Services - 0.2%
Shopify Inc Class A (United States) (a)	467,731	56,656,256
Materials - 0.1%
Metals & Mining - 0.1%
Franco-Nevada Corp (United States)	205,930	47,433,916
TOTAL CANADA		104,090,172
CHINA - 0.0%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
JD.com Inc A Shares	8,491	128,639
Financials - 0.0%
Financial Services - 0.0%
Ant International Co Ltd Class C (b)(c)	10,036,067	15,355,183
TOTAL CHINA		15,483,822
DENMARK - 0.2%
Health Care - 0.2%
Biotechnology - 0.2%
Ascendis Pharma A/S ADR (a)	269,050	61,714,689
GERMANY - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
AIXTRON SE	416,400	22,959,495
KOREA (SOUTH) - 1.7%
Industrials - 0.3%
Aerospace & Defense - 0.3%
Hanwha Aerospace Co Ltd	134,350	129,878,285
Information Technology - 1.4%
Semiconductors & Semiconductor Equipment - 1.4%
SK Hynix Inc	627,630	563,293,525
TOTAL KOREA (SOUTH)		693,171,810
NETHERLANDS - 1.3%
Health Care - 1.0%
Biotechnology - 1.0%
Argenx SE ADR (a)	480,126	375,324,097
Information Technology - 0.3%
Semiconductors & Semiconductor Equipment - 0.3%
ASML Holding NV depository receipt	59,266	85,283,181
BE Semiconductor Industries NV	15	4,352
NXP Semiconductors NV	153,900	45,183,501
TOTAL INFORMATION TECHNOLOGY		130,471,034
TOTAL NETHERLANDS		505,795,131
TAIWAN - 5.1%
Information Technology - 5.1%
Electronic Equipment, Instruments & Components - 2.0%
Chroma ATE Inc	4,066,000	278,715,222
Delta Electronics Inc	7,536,000	530,147,091
		808,862,313
Semiconductors & Semiconductor Equipment - 3.1%
Jentech Precision Industrial Co Ltd	508,000	88,722,202
Taiwan Semiconductor Manufacturing Co Ltd ADR	2,911,212	1,153,014,626
		1,241,736,828
TOTAL TAIWAN		2,050,599,141
UNITED KINGDOM - 0.4%
Financials - 0.1%
Financial Services - 0.1%
Revolut Group Holdings Ltd (a)(b)(c)	17,100	25,581,087
Health Care - 0.3%
Pharmaceuticals - 0.3%
Astrazeneca PLC (United States)	715,716	134,103,707
TOTAL UNITED KINGDOM		159,684,794
UNITED STATES - 88.5%
Communication Services - 19.9%
Entertainment - 1.4%
Netflix Inc (a)	5,941,740	556,206,281
Interactive Media & Services - 18.5%
Alphabet Inc Class A	10,426,783	4,012,226,099
Alphabet Inc Class C	5,078,892	1,939,832,010
Epic Games Inc (a)(b)(c)	77,600	36,352,496
Meta Platforms Inc Class A	2,402,888	1,470,351,196
		7,458,761,801
Media - 0.0%
Charter Communications Inc Class A (a)(d)	53,559	8,846,340
TOTAL COMMUNICATION SERVICES		8,023,814,422
Consumer Discretionary - 8.0%
Automobiles - 1.1%
Tesla Inc (a)	1,154,800	440,706,324
Broadline Retail - 6.5%
Amazon.com Inc (a)	9,861,686	2,613,938,491
Diversified Consumer Services - 0.0%
Duolingo Inc Class A (a)(d)	184,400	20,302,440
Hotels, Restaurants & Leisure - 0.4%
Airbnb Inc Class A (a)	18,817	2,641,154
Domino's Pizza Inc	374,801	127,214,955
Marriott International Inc/MD Class A1	42,085	15,221,724
		145,077,833
Textiles, Apparel & Luxury Goods - 0.0%
Figs Inc Class A (a)	44,634	667,724
Lululemon Athletica Inc (a)	102,595	14,127,332
		14,795,056
TOTAL CONSUMER DISCRETIONARY		3,234,820,144
Consumer Staples - 0.6%
Beverages - 0.4%
Monster Beverage Corp (a)	1,646,913	126,927,585
Consumer Staples Distribution & Retail - 0.2%
Chobani Inc Class A (b)(c)(f)	3,711	15,966,355
Costco Wholesale Corp	83,189	84,397,736
		100,364,091
Food Products - 0.0%
Mondelez International Inc	154,274	9,478,594
TOTAL CONSUMER STAPLES		236,770,270
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Diamondback Energy Inc	50,808	10,447,649
Financials - 0.0%
Banks - 0.0%
Wintrust Financial Corp	43,412	6,536,545
Capital Markets - 0.0%
Moody's Corp	2,708	1,250,690
S&P Global Inc	674	290,649
		1,541,339
TOTAL FINANCIALS		8,077,884
Health Care - 4.8%
Biotechnology - 3.8%
Alnylam Pharmaceuticals Inc (a)	1,657,324	512,925,206
Cogent Biosciences Inc (a)	1,873,600	67,056,144
Cytokinetics Inc (a)	2,271,300	145,295,061
Gilead Sciences Inc	2,073,962	271,357,188
GRAIL Inc (a)(d)	6,411	349,271
Insmed Inc (a)	384,000	52,350,720
Ionis Pharmaceuticals Inc (a)	31,362	2,344,623
Legend Biotech Corp ADR (a)	3,709,610	87,250,027
Moderna Inc (a)(d)	4,346,200	199,664,428
Revolution Medicines Inc (a)	133,478	19,236,849
Scholar Rock Holding Corp (a)	943,100	43,957,891
Trevena Inc (a)	706	8
Tyra Biosciences Inc (a)(e)	3,279,300	113,955,675
		1,515,743,091
Health Care Equipment & Supplies - 0.6%
Boston Scientific Corp (a)	1,123,968	64,751,797
Insulet Corp (a)	764,782	131,649,574
Intuitive Surgical Inc (a)	14,458	6,616,125
TransMedics Group Inc (a)	363,712	36,658,532
		239,676,028
Health Care Technology - 0.0%
Veeva Systems Inc Class A (a)	29,256	4,563,058
Life Sciences Tools & Services - 0.1%
10X Genomics Inc Class A (a)	799,023	17,618,457
Danaher Corp	123,219	22,050,040
Illumina Inc (a)	38,469	4,875,561
		44,544,058
Pharmaceuticals - 0.3%
Crinetics Pharmaceuticals Inc (a)	3,032,968	117,618,499
Elanco Animal Health Inc (a)	87,837	1,964,914
		119,583,413
TOTAL HEALTH CARE		1,924,109,648
Industrials - 7.0%
Aerospace & Defense - 5.0%
Anduril Industries Inc Class B (b)(c)	36,483	2,515,503
Anduril Industries Inc Class C (b)(c)	17	1,172
Space Exploration Technologies Corp (a)(b)(c)	3,621,549	1,907,071,488
Space Exploration Technologies Corp Class C (a)(b)(c)	152,047	80,066,430
		1,989,654,593
Construction & Engineering - 0.0%
Bowman Consulting Group Ltd (a)	77,261	2,438,357
Electrical Equipment - 1.9%
Fluence Energy Inc Class A (a)(d)	1,281,300	15,606,234
GE Vernova Inc	344,100	372,818,586
Nextpower Inc Class A (a)	3,240,000	385,981,200
		774,406,020
Ground Transportation - 0.1%
CSX Corp	283,348	12,872,500
Old Dominion Freight Line Inc	176,400	37,472,652
		50,345,152
Passenger Airlines - 0.0%
Wheels Up Experience Inc Class A rights (a)(b)	11,102	0
Wheels Up Experience Inc Stage 1 rights (a)(b)	11,102	0
Wheels Up Experience Inc Stage 3 rights (a)(b)	11,103	0
		0
TOTAL INDUSTRIALS		2,816,844,122
Information Technology - 46.7%
Communications Equipment - 1.2%
Arista Networks Inc (a)	1,366,983	236,091,634
Cisco Systems Inc	505,338	46,238,427
Lumentum Holdings Inc (a)	209,000	188,584,880
		470,914,941
Electronic Equipment, Instruments & Components - 0.8%
Coherent Corp (a)	534,545	170,899,382
Corning Inc	1,072,600	176,163,824
		347,063,206
IT Services - 0.0%
Twilio Inc Class A (a)	909	134,587
Semiconductors & Semiconductor Equipment - 27.7%
Advanced Micro Devices Inc (a)	890,668	315,732,899
Analog Devices Inc	158,800	63,878,888
Applied Materials Inc	415,253	163,813,156
Broadcom Inc	2,768,854	1,155,802,725
Intel Corp (a)	9,859,200	931,497,216
KLA Corp	163,000	285,307,050
Lam Research Corp	1,990,500	513,270,330
MACOM Technology Solutions Holdings Inc (a)	806,100	227,005,821
Marvell Technology Inc	4,820,760	796,148,514
Micron Technology Inc	1,900,110	982,660,888
NVIDIA Corp	27,605,077	5,509,145,218
SiTime Corp (a)	262,676	147,663,313
Skyworks Solutions Inc (d)	92,258	6,473,744
Teradyne Inc	287,500	98,747,625
		11,197,147,387
Software - 6.1%
Adobe Inc (a)	11,618	2,859,190
Appfolio Inc Class A (a)	50,126	8,375,553
Atom Tickets LLC (a)(b)(c)(f)	516,103	5
Autodesk Inc (a)	178,609	42,330,333
Cadence Design Systems Inc (a)	544,681	179,521,411
Canva Inc Class A (a)(b)(c)	14,500	17,875,020
Datadog Inc Class A (a)	843,300	111,475,827
Figma Inc Class A	313,600	5,550,720
Microsoft Corp	4,601,786	1,876,516,296
Synopsys Inc (a)	441,034	212,843,008
		2,457,347,363
Technology Hardware, Storage & Peripherals - 10.9%
Apple Inc	14,086,927	3,822,487,641
Sandisk Corp/DE (a)	92,039	100,921,684
Seagate Technology Holdings PLC	540,900	364,371,876
Western Digital Corp	254,946	110,779,136
		4,398,560,337
TOTAL INFORMATION TECHNOLOGY		18,871,167,821
Materials - 0.5%
Metals & Mining - 0.5%
Alcoa Corp	2,881,400	183,804,506
Real Estate - 0.1%
Specialized REITs - 0.1%
Equinix Inc	81,107	87,825,093
Utilities - 0.9%
Electric Utilities - 0.6%
Constellation Energy Corp	299,371	93,703,123
NRG Energy Inc	866,900	134,872,302
		228,575,425
Independent Power and Renewable Electricity Producers - 0.3%
Vistra Corp	805,800	127,187,472
TOTAL UTILITIES		355,762,897
TOTAL UNITED STATES		35,753,444,456
TOTAL COMMON STOCKS (Cost $13,743,920,423)		39,558,354,766

Convertible Preferred Stocks - 0.9%
	Shares	Value ($)
CHINA - 0.1%
Communication Services - 0.1%
Interactive Media & Services - 0.1%
Bytedance Ltd Series E1 (a)(b)(c)	130,752	39,421,728
UNITED STATES - 0.8%
Consumer Discretionary - 0.4%
Automobiles - 0.4%
Waymo LLC Series A2 (a)(b)(c)	103,940	17,537,796
Waymo LLC Series B2 (a)(b)(c)	178,470	30,379,163
Waymo LLC Series C2 (a)(b)(c)	513,288	84,343,485
		132,260,444
Hotels, Restaurants & Leisure - 0.0%
Discord Inc Series I (a)(b)(c)	33,000	735,240
TOTAL CONSUMER DISCRETIONARY		132,995,684
Financials - 0.0%
Financial Services - 0.0%
Tenstorrent Holdings Inc Series C1 (a)(b)(c)	79,348	5,266,327
Industrials - 0.3%
Aerospace & Defense - 0.3%
Anduril Industries Inc Series F (a)(b)(c)	1,478,951	101,973,671
Anduril Industries Inc Series G (a)(b)(c)	342,700	23,629,165
TOTAL INDUSTRIALS		125,602,836
Information Technology - 0.1%
Software - 0.1%
Anthropic PBC Series F (b)(c)	158,200	52,775,520
TOTAL UNITED STATES		316,640,367
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $154,755,157)		356,062,095

Domestic Equity Funds - 0.8%
	Shares	Value ($)
Invesco QQQ Trust ETF (Cost $318,434,835)	481,700	318,425,442

Non-Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Castle Creek Biosciences Inc Series A4 (a)(b)(c) (Cost $10,010,851)	30,303	6,842,114

Money Market Funds - 0.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g)	3.69	84,822,984	84,839,949
Fidelity Securities Lending Cash Central Fund (g)(h)	3.69	15,660,287	15,661,853
TOTAL MONEY MARKET FUNDS (Cost $100,501,802)			100,501,802

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $14,327,623,068)	40,340,186,219
NET OTHER ASSETS (LIABILITIES) - 0.1%	36,714,911
NET ASSETS - 100.0%	40,376,901,130

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Non-income producing.
(b)	Level 3 security.
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,447,722,593 or 6.1% of net assets.

(d)	Security or a portion of the security is on loan at period end.
(e)	Affiliated company.
(f)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $34,622,861.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Anduril Industries Inc Class B	6/16/2025	1,491,527

Anduril Industries Inc Class C	6/16/2025	694

Anduril Industries Inc Series F	8/7/2024	32,147,366

Anduril Industries Inc Series G	4/17/2025	14,010,536

Ant International Co Ltd Class C	5/16/2018	38,251,213

Anthropic PBC Series F	8/18/2025	22,301,074

Atom Tickets LLC	8/15/2017	3,000,004

Bytedance Ltd Series E1	11/18/2020	14,327,043

Canva Inc Class A	8/19/2025 - 11/12/2025	23,869,030

Castle Creek Biosciences Inc Series A4	9/29/2016	10,010,851

Chobani Inc Class A	10/14/2025	16,537,528

Discord Inc Series I	9/15/2021	1,817,061

Epic Games Inc	7/13/2020 - 3/29/2021	61,545,999

Revolut Group Holdings Ltd	1/28/2026	24,112,631

Space Exploration Technologies Corp	1/20/2015 - 7/14/2025	94,620,443

Space Exploration Technologies Corp Class C	9/11/2017 - 7/14/2025	15,617,106

Tenstorrent Holdings Inc Series C1	4/23/2021	4,717,626

Waymo LLC Series A2	5/8/2020	8,925,037

Waymo LLC Series B2	6/11/2021	16,369,625

Waymo LLC Series C2	10/18/2024	40,139,789

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	51,599,918	3,685,526,703	3,652,290,183	2,026,488	3,511	-	84,839,949	84,822,984	0.1%
Fidelity Securities Lending Cash Central Fund	60,115,566	1,628,963,065	1,673,509,165	130,951	92,387	-	15,661,853	15,660,287	0.0%
Total	111,715,484	5,314,489,768	5,325,799,348	2,157,439	95,898	-	100,501,802

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) and Shares end of period columns means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Tyra Biosciences Inc	-	113,316,122	-	-	-	639,553	113,955,675	3,279,300
Total	-	113,316,122	-	-	-	639,553	113,955,675

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Exchange-Traded Funds (ETFs) and Exchange-Traded Notes (ETNs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's consolidated schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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